Lease	6 Months Ended
Apr. 30, 2025
Lease [Abstract]
LEASE
10.	LEASE

With the adoption of ASC Topic 842, the Company has recorded a right-of-use asset and corresponding lease liability, by calculating the present value of future lease payments.

The Company entered into operating lease agreements for office spaces discounted at 4.05% (weighted average rate for operating leases), the Company’s incremental borrowing rate, over the expected term. The weighted average remaining operating lease term (years) was 1.64 as of April 30, 2025. The Company recognizes lease expense for these leases on a straight-line basis over the lease term. Operating lease expenses were $27,518 and $27,797 for the six months ended April 30, 2025 and 2024, respectively.

Supplemental balance sheet information related to operating leases was as follows:

	April 30, 2025	October 31, 2024
Operating lease assets, net	$39,366	$67,934
ROU assets	170,679	174,344
Accumulated amortization	(131,313)	(106,410)
Operating lease liabilities – current	6,373	6,382
Operating lease liabilities – non-current	6,631	13,550
Total operating lease liabilities	$13,004	$19,932

The Company entered into finance lease agreements for vehicle equipment discounted at 0% (weighted average rate for finance lease). The weighted average remaining finance lease term (years) was 0.42 as of April 30, 2025. The Company recognizes finance lease expense on a straight-line basis over the useful life of 5 years. Finance lease expenses were $7,306 and $7,381 for the six months ended April 30, 2025 and 2024, respectively.

Supplemental balance sheet information related to finance leases was as follows:

	April 30, 2025	October 31, 2024
Finance lease assets, net	$35,302	$43,520
Vehicle	73,038	74,606
Accumulated amortization	(37,736)	(31,086)
Finance lease liabilities – current	9,742	21,893
Total finance lease liabilities	$9,742	$21,893

Cash flow information related to lease consisted of the following:

	For the six months ended April 30,
	2025	2024
Financing cash payments for finance leases	$11,695	$11,814

The following is a schedule, by years, of maturities of lease liabilities as of April 30, 2025:

Year ended April 30,	Operating Leases	Finance leases
2026	$6,877	9,742
2027	6,877	-
Total lease payments	13,754	9,742
Less: Imputed interest	750	-
Present value of lease liabilities	13,004	9,742
Less: Current lease liabilities	6,373	9,742
Long-term lease liabilities	6,631	-